Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
December
 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$68,256	$68,256

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares
	$—	$—	$132,160	$132,160

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$262,350	$262,350

September 30, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$157,675	$157,675

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$—	$33,810	$33,810

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$115,600	$115,600

Summary of Categories of Financial Instruments

	December 31, 2019	September 30, 2020
Financial assets

Financial assets at fair value through profit or loss
Derivative financial assets	$68,256	$157,675
Financial assets at amortized cost (1)	22,311,107	12,168,826
Financial assets at fair value through other comprehensive income
Equity instruments	132,160	33,810
Financial liabilities

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	262,350	115,600
Financial liabilities at amortized cost (2)	21,963,089	22,922,123

1)	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies
The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2019
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	2,538,168	0.7431	$1,886,160
GBP		£999,471	1.3187	1,318,000
Financial liabilities

Monetary items
SGD	S$	15,126,578	0.7431	$11,240,843

	September 30, 2020
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	1,072,863	0.7314	$784,658
GBP		£346,137	1.2872	445,536
Financial liabilities

Monetary items
SGD	S$	15,707,031	0.7314	$11,487,626
GBP		£233,944	1.2872	301,125

Sensitivity Analysis of Foreign Currency Risk

	For the nine months ended September 30
	2019	2020
Profit or loss*
SGD	$(502,732)	$(535,148)
GBP	—	7,221

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.